GOODWILL (Details Narrative) - USD ($)	1 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Dec. 31, 2021
Goodwill	$ 7,558,289
Yubdian B V I [Member]
Total consideration			$ 8,100,000
Goodwill			$ 6,100,000
Mahao BVI [Member]
Total consideration		$ 6,000,000
Goodwill		$ 5,800,000
Yuanxing BVI [Member]
Total consideration	9,600,000
Goodwill	$ 1,800,000
Yubdian B V I [Member]
Ownership percentage			100.00%
Mahao BVI [Member]
Ownership percentage		100.00%
Yuanxing BVI [Member]
Ownership percentage	100.00%